Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GUIDESTONE FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2024
International Equity Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds International Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Index Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example shows the impact of fee reimbursements or repayments only for the first year and is calculated assuming total annual Fund operating expenses, prior to reimbursements or repayments, for all other periods. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	•Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.•The Fund may invest to a lesser extent in derivative instruments, including exchange listed futures and foreign currency forward contracts, that are based on:•The MSCI EAFE Index;•Companies included in the MSCI EAFE Index; or•Stock indexes comparable to the MSCI EAFE Index.•The MSCI EAFE Index is as an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the United States and Canada. The MSCI EAFE Index covers approximately 85% of the free float-adjusted market capitalization in each country. As of March 31, 2024, the MSCI EAFE Index consisted of 782constituents, representing the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.•The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index using computer programs and statistical procedures. As a result, the Sub-Adviser does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser buys and sells securities in response to changes in the MSCI EAFE Index. The Fund generally uses a replication method to track the MSCI EAFE Index, but will exclude securities as required by the Fund’s faith-based investment policies and restrictions. Because the Fund has fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.•Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.•The correlation between the Fund’s performance and the MSCI EAFE Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of faith-based investment policies and restrictions (100% would indicate perfect correlation).•Equity securities of foreign companies are predominantly traded on foreign stock exchanges in foreign currencies.•The Fund may invest to a lesser extent in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and other similar instruments, each of which represents ownership of underlying foreign securities denominated in currencies other than that of the country of incorporation. The Fund may invest in sponsored or unsponsored depositary receipts.•The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.•The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.•In accordance with the Adviser’s Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)) for offering products or services that are incompatible with the Christian values of GuideStone Financial Resources, including, but not limited to, those involving abortion, sexual immorality,alcohol, tobacco or gambling. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.The Investor Class commenced operations on April 29, 2022, and therefore, no returns are shown for the Investor Classprior to this date. The performance in the bar chart is that of the Institutional Class. The returns of the Investor Class will be substantially similar to those presented because the shares are invested in the same portfolio of securities and the average annual return will differ only to the extent that the Investor Class does not have the same expenses as the Institutional Class. However, because the Investor Class has higher expenses, its performance typically will be lower than that of the Institutional Class.The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, and the Fund's Institutional Class, before taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:11.02%12/31/2023Worst Quarter:(5.15)%9/30/2023
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
International Equity Index Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-diversification Risk: In order to closely track the composition of the Fund’s target index, the Fund’s total assets are invested in multiple issuers representing more than 5% of the Fund’s total assets. As a result, the Fund may become non-diversified under the Investment Company Act of 1940, although it continues to hold multiple stocks across a number of sectors. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
International Equity Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money by investing in the Fund.
International Equity Index Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
International Equity Index Fund | Controlling Voting Interest Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
International Equity Index Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
International Equity Index Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Depositary Receipts Risk: Investments in depositary receipts (including ADRs, European Depositary Receipts and GDRs) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk as there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
International Equity Index Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
International Equity Index Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
International Equity Index Fund | Faith-Based Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Faith-Based Investing Risk: The Fund’s faith-based investment policies and restrictions may prevent the Fund from investing in certain securities which comprise the index, which may cause the Fund to have lower performance than the index and contribute to a lower correlation between the performance of the Fund and the index. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
International Equity Index Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
International Equity Index Fund | Geographic Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Geographic Concentration Risk: Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.
International Equity Index Fund | Index Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Index Strategy Risk: The Fund employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Fund generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent the companies represented in the index are concentrated in particular sectors or industries, the Fund is subject to investment concentration risk. In addition, although the index strategy attempts to closely track its benchmark index, the Fund may not invest in all of the securities in the index. Also, the Fund’s fees and expenses will reduce the Fund’s returns, unlike those of the benchmark index. Cash flow into and out of the Fund, portfolio transaction costs, changes in the securities that comprise the index, and the Fund’s valuation procedures also may affect the Fund’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.
International Equity Index Fund | Japan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Japan Risk: The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. The Japanese yen has fluctuated widely during recent periods and may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. In addition, the yen has had a history of unpredictable and volatile movements against the U.S. dollar. The performance of the global economy could have a major impact upon equity returns in Japan. Since the mid-2000s, Japan’s economic growth has remained relatively low. A recent economic recession was likely compounded by an unstable financial sector, low domestic consumption and certain corporate structural weaknesses, which remain some of the major issues facing the Japanese economy. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which could negatively affect the Fund.
International Equity Index Fund | Large Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Capitalization Companies Risk: There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
International Equity Index Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
International Equity Index Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
International Equity Index Fund | Mid-Capitalization Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Mid-Capitalization Companies Risk: Medium-sized company (i.e., mid-cap) stocks have historically been subject to greater investment risk than large company stocks. They generally are more vulnerable than larger companies to adverse business or economic developments. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large company stocks.
International Equity Index Fund | Sector Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Sector Concentration Risk: Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.
International Equity Index Fund | Sub-Adviser Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
International Equity Index Fund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.58%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
Fee reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total annual Fund operating expenses (after fee reimbursement)	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	365
10 Years	rr_ExpenseExampleYear10	$ 841
International Equity Index Fund | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Fee reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses (after fee reimbursement)	rr_NetExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
2015	rr_AnnualReturn2015	(9.88%)
2016	rr_AnnualReturn2016	1.63%
2017	rr_AnnualReturn2017	24.69%
2018	rr_AnnualReturn2018	(12.86%)
2019	rr_AnnualReturn2019	21.21%
2020	rr_AnnualReturn2020	8.17%
2021	rr_AnnualReturn2021	10.43%
2022	rr_AnnualReturn2022	(15.69%)
2023	rr_AnnualReturn2023	18.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.15%)
International Equity Index Fund | After Taxes on Distributions | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.91%	[2]
Five Years	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%	[2]
International Equity Index Fund | before taxes | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.87%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2022
International Equity Index Fund | before taxes | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.08%
Five Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2015
International Equity Index Fund | after taxes on distributions and sale of Fund shares | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.95%	[2]
Five Years	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[2]
International Equity Index Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.24%
Five Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%

[1]	The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities) to 0.50% for the Investor Class. (the “Expense Limitation”). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2025. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.